Condensed Statement of Convertible Preferred Stock $ in Thousands	3 Months Ended
Jun. 30, 2019 USD ($) shares
Series A Convertible Preferred Stock
Increase (Decrease) in Temporary Equity
Balance at beginning of period | $	$ 6,254
Balance at beginning of period (in shares) | shares	3,093,898
Conversion of convertible preferred stock into common stock upon closing of initial public offering | $	$ (6,254)
Conversion of convertible preferred stock into common stock upon closing of initial public offering (in shares) | shares	(3,093,898)
Series B Convertible Preferred Stock
Increase (Decrease) in Temporary Equity
Balance at beginning of period | $	$ 32,207
Balance at beginning of period (in shares) | shares	4,444,773
Conversion of convertible preferred stock into common stock upon closing of initial public offering | $	$ (32,207)
Conversion of convertible preferred stock into common stock upon closing of initial public offering (in shares) | shares	(4,444,773)